Guarantees, commitments and risks (Details 2) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Interest Rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	€ 2,990	€ 2,580
Exchange rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	250	260
Top of range [member] | Interest Rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	3,650	3,760
Top of range [member] | Exchange rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	570	570
Bottom of range [member] | Interest Rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	1,800	1,720
Bottom of range [member] | Exchange rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	90	80
Average [Member] | Interest Rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	2,730	2,380
Average [Member] | Exchange rate [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	€ 280	€ 220

[1]	Value at risk deriving from interest and exchange rates exposures include the following finance department: Eni Corporate Treasury Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.